Business combinations	12 Months Ended
Dec. 31, 2024
Business Combinations Disclosure [Abstract]
Business combinations	Business combinations
Circles Collective Inc.

On April 3, 2023, the Company acquired all of the issued and outstanding shares of Circles Collective Inc. (o/a PeerBoard), a plug and play community-as-a-service platform based in the United States. The acquisition of PeerBoard will expand Docebo’s external training offering and enhance the Company’s social learning capabilities.

Total purchase consideration of $2,991, consisting of: (i) cash paid on closing of $2,526; and (ii) a cash holdback amount of $466 (maximum undiscounted amount of $500) payable on the second year anniversary of the acquisition. The issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, is payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services.

In addition, potential future consideration of up to $4,000 in cash over the three years following the closing date is owing to an employee of the acquiree based on the achievement of both performance milestones and continued employment. Given the continued employment requirement, these earn-out payouts will be accounted for as compensation for post-acquisition services.

Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the year ended December 31, 2023 amounting to $522 were incurred in relation to the acquisition. These amounts have been expensed as incurred within general and administrative expenses.

The following table summarizes the allocation of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2
2
Non-current assets:
Technology	1,830
Goodwill	1,210

Total assets	3,042

Liabilities
Current liabilities:
Trade and other payables	2
Deferred revenue	1
3
Non-current liabilities:
Deferred tax liability	48
Total liabilities	51
Fair value of net assets acquired	2,991

Paid in cash	2,526
Holdback payable	466
Working capital adjustment	(1)
Total purchase consideration	2,991

The goodwill related to the acquisition of PeerBoard reflects the benefits attributable to future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

The technology acquired is amortized on a straight-line basis over its estimated useful life of 5 years.

Since the date of acquisition, the acquisition has not had a significant impact on revenue and net earnings for the years ended December 31, 2024 and 2023 other than the impact of the compensation for post-acquisition services discussed above. Pro forma results of operations for this acquisition have not been presented because they are not material to the Company’s consolidated results of operations.

Edugo AI HK Limited

On June 9, 2023, the Company acquired all of the issued and outstanding shares of Edugo AI HK Limited, a Generative AI-based Learning Technology that uses advanced Large Language Models and algorithms to optimize learning paths and adapt to individual learner needs.

Total purchase consideration of $6,731 consisted of: (i) cash paid on closing of $6,151; (ii) a cash holdback amount of $552 (maximum undiscounted amount of $603) payable on the second year anniversary of the acquisition; and (iii) a pre-closing expense advance and post-close working capital adjustment of $28.

In addition, up to $8,028 of additional cash consideration may be payable over the three years following the closing of the transaction, representing the earn-out portion of the consideration paid by the Company or subsidiary thereof in connection with the transaction, based on the achievement of certain performance milestones and employment obligations. Given the continued employment requirement, these earn-out payouts will be accounted for as compensation for post-acquisition services.

Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the year ended December 31, 2023 amounting to $551 were incurred related to the acquisition and expensed as incurred within general and administrative expenses.
The following table summarizes the allocation of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	4
4
Non-current assets:
Goodwill	6,898
Total assets	6,902

Liabilities
Current liabilities:
Trade and other payables	171
Total liabilities	171
Fair value of net assets acquired	6,731

Paid in cash	6,151
Holdback payable	552
Pre-funded expenses	38
Working capital adjustment	(10)
Total purchase consideration	6,731

The goodwill related to the acquisition of Edugo.AI reflects the benefits attributable to future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

Since the date of acquisition, the acquisition has not had a significant impact on revenue and net earnings for the years ended December 31, 2024 and 2023 other than the impact of the compensation for post-acquisition services discussed above. Pro forma results of operations for this acquisition have not been presented because they are not material to the Company’s consolidated results of operations.